Note 22 - Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about prepayments [text block]
	2023	2022

Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	527	254
Blanket Mine third party suppliers	1,746	1,494
Bilboes third party suppliers	–	802
Solar prepayments	–	104
Bilboes pre-effective date costs	–	877
Other prepayments	265	162
	2,538	3,693